Document and Entity Information	Nov. 17, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	SCHWAB CHARLES CORP
Amendment Flag	false
Entity Central Index Key	0000316709
Document Type	8-K
Document Period End Date	Nov. 17, 2023
Entity File Number	1-9700
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-3025021
Entity Address, Address Line One	3000 Schwab Way
Entity Address, City or Town	Westlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	(817)
Local Phone Number	859-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock - $.01 par value per share
Trading Symbol	SCHW
Security Exchange Name	NYSE
Depositary Shares Each Representing A 140th Ownership Interest In A Share Of 5.95 Not Cumulative Preferred Stock Series D 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th ownership interest in a share of 5.95% Non-Cumulative Preferred Stock, Series D
Trading Symbol	SCHW PrD
Security Exchange Name	NYSE
Depositary Shares Each Representing A 140th Ownership Interest In A Share Of 4.450 Not Cumulative Preferred Stock Series J 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th ownership interest in a share of 4.450% Non-Cumulative Preferred Stock, Series J
Trading Symbol	SCHW PrJ
Security Exchange Name	NYSE